Borrowings - Additional information (Detail) S/ in Thousands, $ in Millions			1 Months Ended		12 Months Ended
	Jul. 31, 2017 PEN (S/)	Jul. 31, 2017 USD ($)	Jul. 31, 2019	May 29, 2018	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 30, 2020 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 PEN (S/)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Aug. 31, 2019 PEN (S/)	Aug. 31, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jun. 11, 2018 PEN (S/)	Jun. 11, 2018 USD ($)	Jul. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Initial term of loan			18 months
Borrowings | S/					S/ 898,320					S/ 890,595
Borrowings, maturity					December 2027	December 2027
Outstanding line of credit					S/ 111,000		$ 30.7			146,600	$ 44.2
Material quantitative change percentage					(10.00%)	(10.00%)
Percentage of the amount of income provisions					80.00%		80.00%
Percentage of the amount of bills receivable					90.00%		90.00%
Percentage of increase decrease in the amount of accounts receivable rate					56.00%		56.00%
Percentage of increase decrease in the amount of unbilled receivable rate					142.00%		142.00%
Short term loan | S/					S/ 452,884					481,529
Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Outstanding line of credit												S/ 500	$ 0.1	S/ 400
Percentage of the amount of Tranche A					50.00%		50.00%
Tranche B [member]
Disclosure of detailed information about borrowings [line items]
Outstanding line of credit															S/ 9,700	$ 9.2
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings																		S/ 138,000	$ 42.3
Outstanding line of credit					S/ 152,500		$ 42.1			142,200	42.9
Percentage of economic rights					48.80%	48.80%
Derecognized liability measured at amortized cost							46.0
Liability recorded in other income and expense							3.9
Liability measured at fair value							42.1
Norvial S.A. [member] | Common Class B Shares [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of economic rights				48.80%
Financial stability framework agreement [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum amount outstanding during period	S/ 110,000	$ 30.2
Banco santander loan [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum amount outstanding during period					S/ 85,900	$ 23.7
Medium term loan credit agreement [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Term loan credit agreement																	$ 35.0
Borrowings					S/ 93,200		$ 25.7			S/ 112,900	35.0
Repayment of borrowings									$ 10.0
Ban Co De Credito Del Peru SA [Member] | Medium term loan credit agreement [member] | Terminales Del Peru Loan [Member]
Disclosure of detailed information about borrowings [line items]
Term loan credit agreement											$ 46.0
Borrowings, adjustment to interest rate basis					50.00%		50.00%
Borrowings					S/ 84,100		$ 23.2
Borrowings, maturity					2027	2027
Acquired contractual position percentage										50.00%	50.00%
Loan amount disbursed to associates											$ 23.0
Maximum exposure limit							80.0
Loan Facilities Repaid Term					8 years	8 years
Term loan credit agreement to finance the investments committed							30.0
Term loan credit agreement to finance the additional investments							$ 70.0
GMP [Member] | Medium term loan credit agreement [member] | Terminales Del Peru Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					50.00%		50.00%
Borrowings					S/ 40,000		$ 11.0
Borrowings, maturity					2026	2026
Técnicas reunidas [Member] | Banco santander loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 23.7
Number of letter of credit								2
Cumbra [Member] | Banco santander loan [Member]
Disclosure of detailed information about borrowings [line items]
Short term loan								$ 23.7
Cumbra Peru S.A [member]
Disclosure of detailed information about borrowings [line items]
Revolving line of credit for working capital	33,600																			$ 1.6
Increase decrease in revolving line of credit																				14.0
Revolving line of credit for working capital	S/ 143,900																			51.6
Issuance of performance bonds																				100.0
Issuance of performance bonds, addition																				$ 50.0
Not more than six months after the closing date [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	9.10%
Not more than one year after the closing date [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	9.35%
Not more than thirty months after the closing date [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	9.60%
More than thirty months [member] | CS Peru Infrastructure Holdings LLC Loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	10.10%
Libor [Member] | Banco santander loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								8.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.00%		7.00%			7.00%	7.00%
Bottom of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					0.70%		0.70%			2.90%	2.90%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					0.50%		0.50%			1.00%	1.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					11.00%		11.00%			12.00%	12.00%
Top of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					11.00%		11.00%			11.00%	11.00%
Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					11.00%		11.00%			12.00%	12.00%